SCHEDULE OF TRADE PAYABLES AND ACCRUED LIABILITIES (Details) - CAD ($)	Mar. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Trade accounts payable	$ 1,159,489	$ 1,259,623
Accrued liabilities	1,203,738	1,345,649
Government grant payable	33,709	33,709
Trade payables and accrued liabilities	$ 2,396,936	$ 2,638,981